FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

27. FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, accounts receivables, loan recognized as a result of payment under the guarantee, financial lease receivables and short‑term borrowing at amortized cost. The carrying value of accounts receivable and financial lease receivables approximate their fair value which are considered a level 3 measurement. The fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The carrying value of the Company’s debt obligations approximate fair value as the borrowing rates are similar to the market rates that are currently available to the Company for financing obligations with similar terms and credit risks and represent a level 2 measurement. The guarantee liabilities are presented as a level 3 measurement, with the fair value estimated by discounting expected future payouts, net loss rates, expected collection rates and a discount rate for time value.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its available-for-sale debt security investment, derivative liabilities, and guarantee liabilities at fair value on a recurring basis. As the Company’s available-for-sale debt security investments, derivative liabilities and guarantee liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of available-for-sale investment, derivatives liabilities and guarantee liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the year ended December 31, 2018 and 2019.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2018 and 2019:

	December 31, 2018
			Non-observable
	Active market	Observable input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	553,568	42,510	596,078
Available-for-sale debt security investment	—	—	41,179	41,179
	—	553,568	83,689	637,257
Liabilities:
Guarantee liabilities
	—	—	146,427	146,427

	December 31, 2019
			Non- observable
	Active market	Observable input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Available-for-sale debt security investment	—	—	3,114	3,114

Liabilities:
Guarantee liabilities	—	—	388,307	388,307

Refer to Note 13 and 15 for additional information about Level 3 available-for-sale debt security investment and guarantee liabilities measured at fair value on a recurring basis for the year ended December 31, 2018 and 2019.

The roll forward of major Level 3 investments are as followings:

Total
RMB

Fair value of Level 3 investments as of December 31, 2017	—
New addition	237,510
Disposal of investments	(195,000)
Effect of exchange rate change	—
Fair value of Level 3 investments as of December 31, 2018	42,510
Maturity of investments	(42,510)
Fair value of Level 3 investments as of December 31, 2019	—

Valuation Techniques

a.	Short‑term investment

Short-term investment primarily including term deposits and investment products placed with banks with original maturities longer than three months but less than one year.

b.	Available‑for‑sale debt security investment

Available-for-sale financial assets represent investment of redeemable preferred shares, and fair value of which is determined with reference to the issuance price of latest round of financing.

c. Guarantee liabilities

The fair value of the guarantee liabilities at loan inception is estimated by applying several different statistical methods allowing for the different features of loan products. The assumptions used are based on historical data and supplemented by market benchmarking. The time value of the estimated guarantee liabilities is recognized through discounting which considers the duration of the future payment pattern. The selected discount rate is based on the one year benchmark interest rate published by The People’s Bank of China.

Valuation Methodology

•	Paid Chain‑ladder Development (“PCD”) method

The PCD method projects ultimate guarantee liabilities by using historical development patterns of cumulative loan default payments. The historical pattern is shown as the ratios of quarterly increases in cumulative payments by loan origination quarter. The methodology implicitly allows for future inflation as past inflation is included in the observed factors.

The methodology implies that the past payment history is a good estimate for the future pattern of guarantee liabilities development, assuming stable pricing and claim pattern, and no significant changes in external factors.

•	Expected Delinquent Ratio (“EDR”) method

The EDR method estimates the ultimate guarantee liabilities by applying the expected delinquent ratio to the total loan amount (total risk exposure). This is done for different product types and by different loan origination quarter.

This method largely relies on the expected delinquent ratios used where the ratios are selected based on historical loss experiences of similar products in the market, future loss trends and etc.

•	Paid Bornhuetter‑Ferguson (“PBF”) method

The PBF method is normally used in situations where the claims data is scarce and/or the loan origination quarters are less matured. The method assumes each loan origination quarter has an expected delinquent ratio at the outset with an expected pattern of the emergence of loan default payments.

There are two major assumptions for this method:

(a)	The initial expected delinquent ratios which are selected following the same logic of the EDR method;
(b)	The expected portion of the ultimate yet to be paid which is derived from loan default payment patterns used in PCD method.

The estimated ultimate guarantee liabilities from PBF method are then the sum of the following two:

(a)

Expected ultimate guarantee liabilities that have not been paid as at the valuation date: the product of initial expected ultimate guarantee liabilities, which are the product of the total loan amount and the selected initial expected ultimate delinquent ratio for each loan origination quarter, multiplied by the expected portion of the ultimate yet to be paid as at the valuation date; and

(b)	Actual paid claim amount as at the valuation date.
•	Life Cycle (“LC”) method

The LC method first categorizes each loan by its maturity (the difference between the total loan periods and the remaining loan periods). By analyzing the historical claim data, we got the actual delinquent ratios for each loan maturity. The cumulative product of the actual delinquent ratios of each maturity is then the estimated ultimate delinquent ratio.

The development to ultimate pattern of each loan maturity is just the following:

The actual delinquent ratio at that maturity / The estimated ultimate delinquent ratio

Using the above implied pattern, we simulate the development to ultimate pattern for each loan origination month. We then apply the corresponding development pattern to the specific loan origination month to derive the ultimate guarantee liabilities for that month

Assumptions

•	Selected Payment Pattern for PCD and PBF Methods

Payment patterns are selected for different product groups due to different risk factors. The largest development factor is observed in the second quarter where the amount of payment at end of first quarter tends to be 65 times more when reaching the end of second quarter on average. The development factors for payment matured two quarters and more are in the range of 3.11 to 1.01.

•	Initial Expected Delinquent Ratios for EDR and PBF Methods

The initial expected delinquent ratios used in the EDR and PBF methods are the same and are selected based on the historical experiences and supplemented with industry benchmark. The range of initial expected delinquent ratios are generally between 9% and 12%. If there are any abnormal loss events, the initial expected delinquent ratio will be set at a higher level incorporating the actual abnormal loss experiences.

•	Discount Factors

The discount factors are in the range of 0.95 to 1 for guarantee liabilities with different maturities.

•	Final Selection of Ultimate Delinquent Ratios

The selected final ultimate delinquent ratios are weighted average of the estimated delinquent ratios from each valuation method applied, where the weights are based on the applicability of each valuation method and the historical pattern observed from the historical data:

•	Sufficient Historical Data

For more matured quarters, more weights are given to the PCD method and LC method while for less matured quarters, more weights are given to the PBF method. This is in line with the applicability of each method.

•	Sparse Historical Data

More weights are given to the EDR method as the loss pattern from the historical data are much less credible. However, when data becomes more and more credible, more weights will be given to other methods.

•	Collection Rate

The collection rate used is 57%,  68% and 66.4% for the years ended December 31, 2017, 2018 and 2019, which is based on the historical experience supplemented with market benchmark.